Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
We have various contractual obligations which are recorded as liabilities in our Consolidated and Combined Financial Statements. Other items, such as certain purchase commitments and other executed contracts which do not meet the definition of a liability as of December 31, 2016, are not recognized as liabilities but require disclosures in our Consolidated and Combined Financial Statements.

LNG Terminal Commitments and Contingencies

Obligations under EPC Contracts

CCL has entered into lump sum turnkey contracts with Bechtel Oil, Gas and Chemicals, Inc. (“Bechtel”) for the engineering, procurement and construction of three Trains and related facilities for the Liquefaction Project. The EPC contract for Stage 1 of the Liquefaction Project includes Trains 1 and 2, two LNG storage tanks, one complete marine berth, a second partial berth and all of the Liquefaction Project’s necessary infrastructure facilities. The EPC contract for Stage 2 of the Liquefaction Project includes Train 3, one LNG storage tank and the completion of the second partial berth. The EPC contract prices for Stage 1 of the Liquefaction Project and Stage 2 of the Liquefaction Project are approximately $7.7 billion and $2.4 billion, respectively, reflecting amounts incurred under change orders through December 31, 2016. CCL has the right to terminate each of the EPC contracts for its convenience, in which case Bechtel will be paid the portion of the contract price for the work performed plus costs reasonably incurred by Bechtel on account of such termination and demobilization. If the EPC contract for Stage 1 of the Liquefaction Project is terminated, Bechtel will also be paid a lump sum of up to $30.0 million depending on the termination date. If the EPC contract for Stage 2 of the Liquefaction Project is terminated, Bechtel will be paid a lump sum of $5.0 million if the termination date is prior to the issuance of the notice to proceed, or Bechtel will be paid a lump sum of up to $30.0 million if the termination date is after issuance of the notice to proceed, depending on the termination date.

Obligations under SPAs

CCL has entered into third-party SPAs which obligate CCL to purchase and liquefy sufficient quantities of natural gas to deliver 438.7 million MMBtu per year of LNG to the customers’ vessels, subject to completion of construction of Trains 1 through 3 of the Liquefaction Project. CCL has also entered into SPAs with Cheniere Marketing UK, as further described in Note 8—Related Party Transactions.

Obligations under Transportation and Storage Service Agreement

CCL has entered into a transportation and storage service agreement for the Liquefaction Project with a 20-year term beginning in 2019. As of December 31, 2016, obligations under the CCL transportation and storage service agreement in which conditions precedent were met were as follows (in thousands):

Years Ending December 31,	Payments Due
2017	$—
2018	—
2019	10,313
2020	13,725
2021	13,688
Thereafter	236,213
Total	$273,939

Services Agreements

CCL and CCP have entered into certain services agreements with affiliates. See Note 8—Related Party Transactions for information regarding such agreements.

State Tax Sharing Agreement

CCL and CCP have entered into a state tax sharing agreement with Cheniere.  See Note 8—Related Party Transactions for information regarding this agreement.

Other Commitments

In the ordinary course of business, we have entered into certain multi-year licensing and service agreements, none of which are considered material to our financial position and meet the definition of a commitment as of December 31, 2016. Additionally, we have various operating lease commitments, as disclosed in Note 10—Leases.

Legal Proceedings

We may in the future be involved as a party to various legal proceedings, which are incidental to the ordinary course of business. We regularly analyze current information and, as necessary, provide accruals for probable liabilities on the eventual disposition of these matters. In the opinion of management, as of December 31, 2016, there were no pending legal matters that would reasonably be expected to have a material impact on our operating results, financial position or cash flows.